Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 154,342,201	$ 127,238,165
Accounts receivable, net	7,412,906	3,464,401
Due from related parties		135,000
Inventory, net	93,362,985	22,919,605
Prepaid expenses, deposits, & other current assets	10,949,349	5,270,381
Total current	266,067,441	159,027,552
Non-current
Property, plant, & equipment, net	275,222,166	69,104,080
Intangible assets, net	978,915,457	252,357,677
Right-of-use assets - operating	88,720,082	22,546,256
Right-of-use assets - finance, net	17,527,126	877,310
Goodwill	229,909,562	57,963,360
Equity investments		503,509
Deposits & other assets	3,550,039	2,540,674
Total assets	1,859,911,873	564,920,418
Current
Trade payables	26,983,181	8,899,786
Accrued liabilities	32,723,734	8,706,813
Lease liabilities - operating - current portion	4,195,672	740,864
Lease liabilities - finance - current portion	3,185,460	125,440
Contingent consideration - current portion	39,868,080	0
Purchase consideration payable	811,586	9,053,057
Income tax payable	28,914,949	21,379,351
Debts payable - current portion	8,111,723	8,644,633
Accrued interest payable - current portion	7,541,634	0
Total current liabilities	152,336,019	57,549,944
Non-current
Deferred tax liabilities	70,081,319	14,677,991
Lease liabilities - operating - non-current portion	87,767,033	23,474,726
Lease liabilities - finance - non-current portion	9,406,202	446,585
Contingent consideration - non-current portion	145,653,870	22,961,411
Debts payable - non-current portion	125,745,888	53,587,948
Senior secured notes, net of debt issuance costs - non-current portion	245,407,822	103,652,963
Accrued interest payable - non-current portion	3,451,016	3,301,155
Total liabilities	839,849,169	279,652,723
Shareholders' equity
Additional paid-in capital	1,289,827,092	530,808,494
Treasury stock - 568,300 & 63,800 shares respectively	(7,828,037)	(556,899)
Accumulated other comprehensive income	3,265,610	3,265,610
Deficit	(265,201,961)	(248,249,510)
Total shareholders' equity	1,020,062,704	285,267,695
Total liabilities and shareholders' equity	1,859,911,873	564,920,418
Multiple Voting Shares
Shareholders' equity
Issued capital	0	0
Subordinate Voting Shares
Shareholders' equity
Issued capital	0	0
Exchangeable Shares
Shareholders' equity
Issued capital	$ 0	$ 0